SECURED BORROWINGS, 2012 Term Loan (Details) - Secured Borrowings [Member] $ in Thousands		1 Months Ended	12 Months Ended	23 Months Ended
	Nov. 22, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Appraiser Aircraft	Nov. 21, 2019
Secured Borrowings [Abstract]
Principal amount outstanding		$ 1,717,483	$ 1,669,056
2012 Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 385,364	$ 362,960
Number of aircraft serving as security | Aircraft			25
Maturity date			Aug. 09, 2025
Frequency of periodic payment			quarterly
Principal payment			$ 5,600
One-time percentage fee paid in connection with amending the loan	0.25%
Prepayment penalty	$ 0
Number of independent appraisers | Appraiser			3
2012 Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
LTV ratio			70.00%
2012 Term Loan [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default			$ 50,000
2012 Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate			3 months
Basis spread on variable rate		1.75%		2.00%